Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net income attributable to shareholders of Kyocera Corporation	¥ 79,357	¥ 122,448	¥ 40,095
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 432.58	¥ 667.23	¥ 218.47
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 432.58	¥ 667.23	¥ 218.47
Basic average number of shares outstanding	183,451	183,517	183,525
Diluted average number of shares outstanding	183,451	183,517	183,525